FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ 1,417,311	$ 1,344,262
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,334,384	1,291,274
U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	60,102	50,004
Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	22,825	2,984
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	1,394,486	1,341,278
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,334,384	1,291,274
Level 1 [Member] | U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	60,102	50,004
Level 1 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	22,825	2,984
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	0	0
Level 2 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	$ 22,825	$ 2,984